RECEIVABLES	9 Months Ended
Sep. 30, 2023
Schedule Of Receivables
RECEIVABLES

5. RECEIVABLES

As at	September 30, 2023	December 31, 2022
Trade accounts receivable	$1,050,107	$1,343,795
Sales tax receivable	97,196	745,170
	$1,147,303	$2,088,965

During the nine months ended September 30, 2023, the Company recorded a provision for doubtful accounts of $198,513.